Note 8 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lease, Cost [Table Text Block]
	December 31, 2024	December 31, 2023
Weighted average remaining lease term – operating leases in years	3.16	4.17
Weighted average discount rate – operating leases	13%	13%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
2025	780,305
2026	803,724
2027	827,909
2028	139,022
Total lease payments	2,550,960
Less: interest	(437,552)
Present value of lease liabilities	$2,113,408